Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Consolidated Statements Of Cash Flows (Abstract)
Net Cash Provided by Operating Activities	$ 448,835	$ 257,628
Cash Flows Used in Investing Activities:
Advances for drilling units under construction and related costs	(26,060)	(58,521)
Drilling units machinery, equipment and other improvements/ upgrades	(78,221)	(469,575)
Increase in restricted cash	(4,155)	(9,328)
Net Cash Used in Investing Activities	(108,436)	(537,424)
Cash Flows Provided by/(Used in) Financing Activities:
Proceeds from short/ long-term credit facilities, term loans and senior notes	0	462,000
Principal payments and repayments of long-term debt and senior notes	(35,452)	(25,726)
Net proceeds from common stock issuance	0	192,707
Repurchase of common stock	(49,911)	0
Senior notes repurchase	(121,455)	0
Dividends paid	0	(50,281)
Payment of financing costs, net	0	(6,175)
Net Cash Provided by/ (Used in) Financing Activities	(206,818)	572,525
Effect of exchange rate changes on cash	(1,586)	0
Net increase in cash and cash equivalents	131,995	292,729
Cash and cash equivalents at beginning of period	734,747	528,933
Cash and cash equivalents at end of period	$ 866,742	$ 821,662